Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares
Allowance for doubtful accounts receivable	¥ 5,001	$ 715	¥ 3,517	$ 503
Total current liabilities	86,328	12,344	80,953
Total non-current liabilities	73,103	10,454	63,215
Variable Interest Entity, Not Primary Beneficiary
Total current liabilities	37,165	5,315	39,711
Total non-current liabilities	¥ 8,242	$ 1,179	¥ 7,352
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,323,561,440	2,323,561,440	2,378,179,600	2,378,179,600
Common stock, shares outstanding	2,197,993,760	2,197,993,760	2,239,234,372	2,239,234,372
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	524,020,320	524,020,320	524,340,320	524,340,320
Common stock, shares outstanding	524,020,320	524,020,320	524,340,320	524,340,320